THIS FILING ADDS PREVIOUSLY CONFIDENTIAL POSITIONS TO THE FORM 13F FOR THE QUARTER ENDED June 30, 2007.



                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2007
                                                ------------------


Check here if Amendment [ x ]; Amendment Number:    1
                                                 --------------

         This Amendment (Check only one.):  [ ] is a restatement.
                                            [x] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Satellite Asset Management, L.P.
Address:          623 Fifth Avenue, 19th Floor
                  New York, NY  10022

Form 13F File Number:  028-05307

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Simon Raykher
Title:            General Counsel
Phone:            (212) 209-2060

Signature, Place, and Date of Signing:

/s/ Simon Raykher               New York, New York           November 14, 2007
-------------------------       ---------------------        -----------------
[Signature]                     [City, State]                [Date]

Report Type (Check only one.):

[x]   13F HOLDINGS REPORT.      (Check here if all holdings of this reporting
      manager are reported in this report.)

[ ]   13F NOTICE.              (Check here if no holdings  reported  are in
      this report,  and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page



Report Summary:

Number of Other Included Managers:                          0
                                                   ----------
Form 13F Information Table Entry Total:                     8
                                                   ----------
Form 13F Information Table Value Total:           $ 1,019,720
                                                  -----------
                                                  (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

          NONE

                                             Form 13F Information Table
                                             Satellite Asset Management, L.P.
                                             For Quarter Ended June 30, 2007




                                                               Market      Share/                               Vtng   Vtng  Vtng
                                                                Value       Prn     SH/  Put/ Invstmnt  Other   Authr  Authr Authr
Name of Issuer                  Title of Class       Cusip     x 1000       Amt     PRN  Call Dscrtion  Mngr    Sole   Shrd  None
--------------			------------	    -------    ------      ------   ---  ----  ------ 	---     ----   ----  ----
ARCHSTONE SMITH TR              COM                039583109  $220,067   3,723,000  SH          SOLE          3,723,000
AVAYA INC                       COM                053499109   $16,840   1,000,000  SH          SOLE          1,000,000
CABLEVISION SYS CORP            CL A NY CABLVS     12686C109    $4,524     125,000  SH          SOLE            125,000
EDWARDS AG INC                  COM                281760108   $52,886     625,500  SH          SOLE            625,500
FIRST DATA CORP                 COM                319963104  $318,536   9,750,100  SH          SOLE          9,750,100
SIERRA HEALTH SVCS INC          COM                826322109   $48,679   1,170,731  SH          SOLE          1,170,731
STATION CASINOS INC             COM                857689103   $13,300     153,230  SH          SOLE            153,230
TXU CORP                        COM                873168108  $344,888   5,124,639  SH          SOLE          5,124,639


REPORT SUMMARY: 8 Securities                       Total     $1,019,720